[UBS GLOBAL ASSET MANAGEMENT LOGO]


     UBS RMA

     MONEY MARKET PORTFOLIO
     U.S. GOVERNMENT PORTFOLIO
     TAX-FREE FUND
     CALIFORNIA MUNICIPAL MONEY FUND
     NEW JERSEY MUNICIPAL MONEY FUND
     NEW YORK MUNICIPAL MONEY FUND

     PROSPECTUS
     AUGUST 29, 2003

      This prospectus offers shares of these money market funds primarily to participants in the UBS Financial Services Inc. Resource Management Account'r' (RMA'r') Program, the UBS Financial Services Inc. Business Services Account BSA'r' Program and certain UBS Financial Services Inc. advisory programs.

      As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

            ---------------------------------------------------------
                NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.
            ---------------------------------------------------------

UBS RMA FUNDS
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CONTENTS

THE FUNDS
What every investor should know about the funds
Money Market Portfolio
    Investment Objective, Strategies and Risks..............  Page 3
    Performance.............................................  Page 4
    Expenses and Fee Tables.................................  Page 5
U.S. Government Portfolio
    Investment Objective, Strategies and Risks..............  Page 6
    Performance.............................................  Page 7
    Expenses and Fee Tables.................................  Page 8
Tax-Free Fund
    Investment Objective, Strategies and Risks..............  Page 9
    Performance.............................................  Page 10
    Expenses and Fee Tables.................................  Page 11
California Municipal Money Fund
    Investment Objective, Strategies and Risks..............  Page 12
    Performance.............................................  Page 13
    Expenses and Fee Tables.................................  Page 14
New Jersey Municipal Money Fund
    Investment Objective, Strategies and Risks..............  Page 15
    Performance.............................................  Page 16
    Expenses and Fee Tables.................................  Page 17
New York Municipal Money Fund
    Investment Objective, Strategies and Risks..............  Page 18
    Performance.............................................  Page 19
    Expenses and Fee Tables.................................  Page 20
More About Risks and Investment Strategies..................  Page 21
YOUR INVESTMENT
Information for managing your fund account
    Managing Your Fund Account..............................  Page 23
     -- Buying Shares
     -- Selling Shares
     -- Pricing and Valuation
ADDITIONAL INFORMATION
Additional important information about the funds
    Management..............................................  Page 29
    Dividends and Taxes.....................................  Page 30
    Financial Highlights....................................  Page 32
    Where to learn more about the funds.....................  Back Cover

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          THE FUNDS ARE NOT COMPLETE OR BALANCED INVESTMENT PROGRAMS.
         -------------------------------------------------------------

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2                                                    UBS Global Asset Management

UBS RMA MONEY MARKET PORTFOLIO
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INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

Maximum current income consistent with liquidity and conservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

UBS Financial Services Inc., the fund's investment advisor, has appointed UBS Global Asset Management (US) Inc. ('UBS Global AM') to serve as the fund's sub-advisor. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit Risk -- Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest Rate Risk -- The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Foreign Investing Risk -- The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

More information about risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.'

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UBS Global Asset Management                                                    3

UBS RMA MONEY MARKET PORTFOLIO
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PERFORMANCE

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN

                                 [BAR CHART]

2.84%   3.78%   5.54%   5.02%   5.15%   5.09%   4.72%   5.98%   3.89%   1.45%

1993    1994    1995    1996    1997    1998    1999    2000    2001    2002

                                Calendar Year



Total return January 1 to June 30, 2003  --  0.38%

Best quarter during years shown: 3rd quarter, 2000  --  1.55%

Worst quarter during years shown: 4th quarter, 2002  --  0.29%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002

One Year....................................................     1.45%
Five Years..................................................     4.21%
Ten Years...................................................     4.34%

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4                                                   UBS Global Asset Management

UBS RMA MONEY MARKET PORTFOLIO
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EXPENSES AND FEE TABLES

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
offering price).............................................   None
Maximum Deferred Sales Charge (Load) (as a % of offering
price)......................................................   None
Maximum Account Fee*
UBS Financial Services Inc. RMA Program.....................  $ 125
UBS Financial Services Inc. Business Services Account BSA
Program.....................................................  $ 150

---------

* Additional fees may apply for optional RMA/Business Services Account BSA services. Please refer to the Account Information Booklet or speak with your Financial Advisor.


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets)
Management Fees.............................................   0.50%
Distribution and/or Service (12b-1) Fees....................   None
Other Expenses..............................................   0.11%
                                                              -----
Total Annual Fund Operating Expenses*.......................   0.61%
                                                              -----
                                                              -----

---------

* UBS Financial Services Inc. may voluntarily waive fees or reimburse fund expenses from time to time. Once started, there is no guarantee that UBS Financial Services Inc. will continue to voluntarily waive a portion of its fees or reimburse expenses. Waivers/reimbursements may impact the fund's performance.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                   ------   -------   -------   --------
                     $62      $195      $340       $762

This example does not reflect RMA/Business Services Account BSA program fees.

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UBS Global Asset Management                                                    5

UBS RMA U.S. GOVERNMENT PORTFOLIO
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INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

Maximum current income consistent with liquidity and conservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality, US government money market instruments and in related repurchase agreements.

Money market instruments generally are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund invests at least 80% of its net assets in US government securities, including government securities subject to repurchase agreements. Many US government money market instruments pay income that is generally exempt from state and local income tax, although it may be subject to corporate franchise tax in some states.

The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements are transactions in which the fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements often offer a higher yield than investments directly in government securities. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in government securities, the fund considers the possible loss of this tax advantage.

UBS Financial Services Inc., the fund's investment advisor, has appointed
UBS Global Asset Management (US) Inc. ('UBS Global AM') to serve as the fund's sub-advisor. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit Risk -- Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest Rate Risk -- The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

More information about risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.'

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6                                                   UBS Global Asset Management

UBS RMA U.S. GOVERNMENT PORTFOLIO
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PERFORMANCE

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN

                                [BAR CHART]

2.64%   3.52%   5.24%   4.86%   5.01%   4.85%   4.35%   5.60%   3.68%   1.38%

1993    1994    1995    1996    1997    1998    1999    2000    2001    2002

                                Calendar Year



Total return January 1 to June 30, 2003  --  0.39%

Best quarter during years shown: 4th quarter, 2000  --  1.47%
Worst quarter during years shown: 4th quarter, 2002  --  0.28%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002

One Year....................................................     1.38%
Five Years..................................................     3.96%
Ten Years...................................................     4.11%

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UBS Global Asset Management                                                   7

UBS RMA U.S. GOVERNMENT PORTFOLIO
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EXPENSES AND FEE TABLES

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
offering price).............................................   None
Maximum Deferred Sales Charge (Load) (as a % of offering
price)......................................................   None
Maximum Account Fee*
  UBS Financial Services Inc. RMA Program...................   $125
  UBS Financial Services Inc. Business Services Account BSA
  Program...................................................   $150

---------
* Additional fees may apply for optional RMA/Business Services Account BSA services. Please refer to the Account Information Booklet or speak with your Financial Advisor.


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets)
Management Fees.............................................   0.39%
Service (12b-1) Fees........................................   0.13%*
Other Expenses..............................................   0.04%
                                                              -----
Total Annual Fund Operating Expenses**......................   0.56%
                                                              -----
                                                              -----

---------
 * The current rate is 0.125% but has been rounded to 0.13% for purposes of the table.

** UBS Financial Services Inc. may voluntarily waive fees or reimburse fund expenses from time to time. Once started, there is no guarantee that UBS Financial Services Inc. will continue to voluntarily waive a portion of its fees or reimburse expenses. Waivers/reimbursements may impact the fund's performance.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                    ------   -------   -------   --------
                      $57      $179      $313       $701

This example does not reflect RMA/Business Services Account BSA program fees.

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8                                                   UBS Global Asset Management

UBS RMA TAX-FREE FUND
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INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

Maximum current income exempt from federal income tax consistent with liquidity and conservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality, municipal money market instruments.

Money market instruments generally are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund will invest at least 80% of its net assets in investments, the income from which is exempt from federal income tax. While the fund normally does not do so, it may invest in securities that are subject to the federal alternative minimum tax. If the fund were to do so, under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

UBS Financial Services Inc., the fund's investment advisor, has appointed
UBS Global Asset Management (US) Inc. ('UBS Global AM') to serve as the fund's sub-advisor. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit Risk -- Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest Rate Risk -- The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

More information about risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.'

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UBS Global Asset Management                                                   9

UBS RMA TAX-FREE FUND
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PERFORMANCE

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN

                                [BAR CHART]


1.86%   2.31%   3.32%   2.92%   3.10%   2.93%   2.67%   3.55%   2.19%   0.86%

1993    1994    1995    1996    1997    1998    1999    2000    2001    2002

                                Calendar Year

Total return January 1 to June 30, 2003  --  0.26%
Best quarter during years shown: 4th quarter, 2000  --  0.95%
Worst quarter during years shown: 3rd quarter, 2002  --  0.20%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002

One Year....................................................       0.86%
Five Years..................................................       2.44%
Ten Years...................................................       2.57%

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10                                                  UBS Global Asset Management

UBS RMA TAX-FREE FUND
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EXPENSES AND FEE TABLES

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
offering price).............................................   None
Maximum Deferred Sales Charge (Load) (as a % of offering
price)......................................................   None
Maximum Account Fee*
  UBS Financial Services Inc. RMA Program...................   $125
  UBS Financial Services Inc. Business Services Account BSA
  Program...................................................   $150

---------
* Additional fees may apply for optional RMA/Business Services Account BSA services. Please refer to the Account Information Booklet or speak with your Financial Advisor.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees.............................................   0.41%
Service (12b-1) Fees........................................   0.13%*
Other Expenses..............................................   0.09%
                                                              -----
Total Annual Fund Operating Expenses**......................   0.63%
                                                              -----
                                                              -----

---------

 * The current rate is 0.125% but has been rounded to 0.13% for purposes of the table.

** UBS Financial Services Inc. may voluntarily waive fees or reimburse fund expenses from time to time. Once started, there is no guarantee that UBS Financial Services Inc. will continue to voluntarily waive a portion of its fees or reimburse expenses. Waivers/reimbursements may impact the fund's performance.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                        ------   -------   -------   --------
                         $64      $202      $351       $786

This example does not reflect RMA/Business Services Account BSA program fees.

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UBS Global Asset Management                                                  11

UBS RMA CALIFORNIA MUNICIPAL MONEY FUND
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INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

Maximum current income exempt from federal income tax and California personal income tax consistent with liquidity and conservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments that are exempt from both federal income tax and California personal income tax.

Money market instruments generally are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund will invest at least 80% of its net assets in California municipal securities. 'California municipal securities' are securities issued by or on behalf of the State of California, its municipalities and public authorities and certain other issuers that pay interest that is exempt from federal income tax as well as California personal income tax. While the fund normally does not do so, it may invest in securities that are subject to the federal alternative minimum tax. If the fund were to do so, under normal circumstances, the fund may invest only up to 20% of its net assets in California municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

UBS Financial Services Inc., the fund's investment advisor, has appointed
UBS Global Asset Management (US) Inc. ('UBS Global AM') to serve as the fund's sub-advisor. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit Risk -- Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest Rate Risk -- The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Single State Concentration Risk -- Because the fund invests substantially all its assets in California municipal money market instruments, its performance will be more severely affected by unfavorable political or economic conditions in California than a more geographically diverse fund.

Related Securities Concentration Risk -- Because the fund may invest more than 25% of its total assets in municipal money market instruments that are issued to finance similar projects, certain economic, business or political developments or changes that affect one municipal security also may affect other municipal securities in the same sector.

More information about risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.'

--------------------------------------------------------------------------------
12                                                  UBS Global Asset Management

UBS RMA CALIFORNIA MUNICIPAL MONEY FUND
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PERFORMANCE

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN



                                 [BAR CHART]

1.77%   2.20%   3.14%   2.80%   2.93%   2.58%   2.34%   2.93%   1.87%   0.77%

1993    1994    1995    1996    1997    1998    1999    2000    2001    2002

                                Calendar Year

Total return January 1 to June 30, 2003  --  0.24%
Best quarter during years shown: 2nd quarter, 1995  --  0.82%
Worst quarter during years shown: 3rd quarter, 2002  --  0.17%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002

One Year....................................................     0.77%
Five Years..................................................     2.10%
Ten Years...................................................     2.33%

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UBS Global Asset Management                                                  13

UBS RMA CALIFORNIA MUNICIPAL MONEY FUND
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EXPENSES AND FEE TABLES

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
offering price).............................................  None
Maximum Deferred Sales Charge (Load) (as a % of offering
price)......................................................  None
Maximum Account Fee*
  UBS Financial Services Inc. RMA Program...................  $125
  UBS Financial Services Inc. Business Services Account BSA
  Program...................................................  $150

---------
* Additional fees may apply for optional RMA/Business Services Account BSA services. Please refer to the Account Information Booklet or speak with your Financial Advisor.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets)
Management Fees.............................................  0.46%
Service (12b-1) Fees........................................  0.13%*
Other Expenses..............................................  0.07%
                                                              -----
Total Annual Fund Operating Expenses**......................  0.66%
                                                              -----
                                                              -----

---------
 * The current rate is 0.125% but has been rounded to 0.13% for purposes of the table.

** UBS Financial Services Inc. may voluntarily waive fees or reimburse fund expenses from time to time. Once started, there is no guarantee that UBS Financial Services Inc. will continue to voluntarily waive a portion of its fees or reimburse expenses. Waivers/reimbursements may impact the fund's performance.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  ------   -------   -------   --------
                    $67      $211      $368       $822

This example does not reflect RMA/Business Services Account BSA program fees.

--------------------------------------------------------------------------------
14                                                  UBS Global Asset Management

UBS RMA NEW JERSEY MUNICIPAL MONEY FUND
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INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

Maximization of current income exempt from federal income tax and New Jersey personal income tax for residents of the State of New Jersey, consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments that are exempt from both federal income tax and New Jersey personal income tax.

Money market instruments generally are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund will invest at least 80% of its net assets in New Jersey municipal securities. 'New Jersey municipal securities' are securities issued by or on behalf of the State of New Jersey, its municipalities and public authorities and certain other issuers that pay interest that is exempt from federal income tax as well as New Jersey personal income tax. Under normal circumstances, the fund may invest only up to 20% of its net assets in New Jersey municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

UBS Financial Services Inc., the fund's investment advisor, has appointed
UBS Global Asset Management (US) Inc. ('UBS Global AM') to serve as the fund's sub-advisor. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit Risk -- Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest Rate Risk -- The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Single State Concentration Risk -- Because the fund invests substantially all its assets in New Jersey municipal money market instruments, its performance will be more severely affected by unfavorable political or economic conditions in New Jersey than a more geographically diverse fund.

Related Securities Concentration Risk -- Because the fund may invest more than 25% of its total assets in municipal money market instruments that are issued to finance similar projects, certain economic, business or political developments or changes that affect one municipal security also may affect other municipal securities in the same sector.

More information about risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.'

--------------------------------------------------------------------------------
UBS Global Asset Management                                                  15

UBS RMA NEW JERSEY MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

PERFORMANCE

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN

                                [BAR CHART]

1.62%   1.93%   2.78%   2.54%   2.73%   2.45%   2.27%   3.16%   1.81%   0.69%

1993    1994    1995    1996    1997    1998    1999    2000    2001    2002

                                Calendar Year

Total return January 1 to June 30, 2003  --  0.18%
Best quarters during years shown: 2nd and 4th quarters, 2000  --  0.83%
Worst quarters during years shown: 1st, 3rd and 4th quarters, 2002  --  0.16%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002

One Year....................................................     0.69%
Five Years..................................................     2.07%
Ten Years...................................................     2.20%

--------------------------------------------------------------------------------
16                                                  UBS Global Asset Management

UBS RMA NEW JERSEY MUNICIPAL MONEY FUND
--------------------------------------------------------------------------------

EXPENSES AND FEE TABLES

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
offering price).............................................   None
Maximum Deferred Sales Charge (Load) (as a % of offering
price)......................................................   None
Maximum Account Fee*
  UBS Financial Services Inc. RMA Program...................   $125
  UBS Financial Services Inc. Business Services Account BSA
Program.....................................................   $150

---------

* Additional fees may apply for optional RMA/Business Services Account BSA services. Please refer to the Account Information Booklet or speak with your Financial Advisor.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
from fund assets)
Management Fees.............................................   0.50%
Service (12b-1) Fees........................................   0.12%
Other Expenses..............................................   0.11%
                                                              -----
Total Annual Fund Operating Expenses*.......................   0.73%
                                                              -----
                                                              -----

---------

* UBS Financial Services Inc. may voluntarily waive fees or reimburse fund expenses from time to time. Once started, there is no guarantee that UBS Financial Services Inc. will continue to voluntarily waive a portion of its fees or reimburse expenses. Waivers/reimbursements may impact the fund's performance.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     ------   -------   -------   --------
                       $75      $233      $406       $906

This example does not reflect RMA/Business Services Account BSA program fees.

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UBS Global Asset Management                                                  17

UBS RMA NEW YORK MUNICIPAL MONEY FUND
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INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

Maximum current income exempt from federal income tax and New York State and New York City personal income taxes consistent with liquidity and conservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments that are exempt from federal income tax and from both New York State and New York City personal income taxes.

Money market instruments generally are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund will invest at least 80% of its net assets in New York municipal securities. 'New York municipal securities' are securities issued by or on behalf of the State of New York, its municipalities and public authorities and certain other issuers that pay interest that is exempt from federal income tax as well as New York State and New York City personal income taxes. While the fund normally does not do so, it may invest in securities that are subject to the federal alternative minimum tax. If the fund were to do so, under normal circumstances, the fund may invest only up to 20% of its net assets in New York municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

UBS Financial Services Inc., the fund's investment advisor, has appointed
UBS Global Asset Management (US) Inc. ('UBS Global AM') to serve as the fund's sub-advisor. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit Risk -- Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest Rate Risk -- The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Single State Concentration Risk -- Because the fund invests substantially all its assets in New York municipal money market instruments, its performance will be more severely affected by unfavorable political or economic conditions in New York than a more geographically diverse fund.

Related Securities Concentration Risk -- Because the fund may invest more than 25% of its total assets in municipal money market instruments that are issued to finance similar projects, certain economic, business or political developments or changes that affect one municipal security also may affect other municipal securities in the same sector.

More information about risks of an investment in the fund is provided below in 'More About Risks and Investment Strategies.'

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PERFORMANCE

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over several time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

TOTAL RETURN

                                 [BAR CHART]


1.67%   2.14%   3.12%   2.76%   2.98%   2.76%   2.53%   3.32%   1.95%   0.79%

1993    1994    1995    1996    1997    1998    1999    2000    2001    2002

                                Calendar Year

Total return January 1 to June 30, 2003  --  0.25%
Best quarter during years shown: 4th quarter, 2000  --  0.88%
Worst quarter during years shown: 3rd quarter, 2002  --  0.18%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002

One Year....................................................     0.79%
Five Years..................................................     2.27%
Ten Years...................................................     2.40%

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UBS Global Asset Management                                                  19

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EXPENSES AND FEE TABLES

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of
offering price).............................................  None
Maximum Deferred Sales Charge (Load) (as a % of offering
price)......................................................  None
Maximum Account Fee*
  UBS Financial Services Inc. RMA Program...................  $125
  UBS Financial Services Inc. Business Services Account BSA
  Program...................................................  $150

---------

* Additional fees may apply for optional RMA/Business Services Account BSA services. Please refer to the Account Information Booklet or speak with your Financial Advisor.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

Management Fees.............................................  0.47%
Service (12b-1) Fees........................................  0.13%*
Other Expenses..............................................  0.07%
                                                              -----
Total Annual Fund Operating Expenses**......................  0.67%
                                                              -----
                                                              -----

---------

* The current rate is 0.125% but has been rounded to 0.13% for purposes of the table.

** UBS Financial Services Inc. may voluntarily waive fees or reimburse fund expenses from time to time. Once started, there is no guarantee that UBS Financial Services Inc. will continue to voluntarily waive a portion of its fees or reimburse expenses. Waivers/reimbursements may impact the fund's performance.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                   ------   -------   -------   --------
                    $68      $214      $373       $835

This example does not reflect RMA/Business Services Account BSA program fees.

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MORE ABOUT RISKS AND INVESTMENT STRATEGIES

PRINCIPAL RISKS

The main risks of investing in one or more of the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund by looking under the 'Investment Objective, Strategies and Risks' heading for that fund.

Other risks of investing in a fund, along with further detail about some of the risks described below, are discussed in the funds' Statement of Additional Information ('SAI'). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit Risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

Interest Rate Risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments will fall. Also, a fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund's income generally will tend to fall more slowly.

Foreign Investing Risk. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

Related Securities Concentration Risk. Each of the California, New Jersey and New York municipal money market funds may invest more than 25% of its total assets in municipal money market instruments that are issued to finance similar projects, such as those relating to education, health care, transportation or utilities. Economic, business or political developments or changes that affect one municipal security may affect other municipal securities in the same sector. As a result, these funds are subject to greater risk than funds that do not follow this practice.

Single State Concentration Risk. The performance of a fund that invests primarily in the municipal money market instruments of a single state will be more severely affected by unfavorable political or economic conditions within that state than a more geographically diversified fund. For example, California residents' high sensitivity to taxes could make it hard to raise taxes in order for that state to meet its obligations, or that state's economy could be hurt by natural disasters. New York's finance, insurance or real estate industries could experience economic downturns, and those

--------------------------------------------------------------------------------
UBS Global Asset Management                                                  21

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industries continue to be adversely affected by the terrorist attacks in New York City. California and New York (or New Jersey) may each experience natural disasters or terrorist attacks in the future. As a result, an investment in a single state municipal money market fund could be more volatile and involve greater risk than an investment in a more geographically diversified fund. The particular risks of investments in California, New Jersey and New York municipal money market instruments are discussed in the SAI.

In addition, a single state municipal money market fund is permitted to invest more than 5% of its total assets in the securities of individual issuers with respect to 25% of its total assets. When a fund holds a large position in the securities of a single issuer, changes in the financial condition or in the market's assessment of that issuer can cause larger changes in the value of the fund's total investments and its income than if the fund held a smaller position.

ADDITIONAL RISKS

Political Risk. Political or regulatory developments could adversely affect the tax-exempt status of interest paid on municipal securities or the tax-exempt status of a municipal money market fund's dividends. These developments could also cause the value of a fund's municipal money market instruments to fall.

Structured Security Risk. The funds may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, a fund could suffer a loss.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Like all money market funds, the funds are subject to maturity, quality and diversification requirements designed to help them maintain a stable price of $1.00 per share.

The California, New Jersey and New York municipal money market funds are organized as 'non-diversified' funds. Normally, this would mean that they would not be subject to certain limitations on investments of more than 5% of total assets in the securities of a single issuer. However, because these funds are single state money market funds, they are subject to special regulations that impose substantially the same limitations as normally apply to 'diversified' mutual funds. The other funds are subject to even more stringent diversification requirements, which apply to money market funds that are not single state funds.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policies. These techniques include varying a fund's composition and weighted average maturity based upon UBS Global AM's assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or

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sell money market instruments to take advantage of yield differences.

Defensive Positions for Municipal Money Market Funds. During adverse market conditions or when UBS Global AM believes there is an insufficient supply of the municipal securities in which a fund primarily invests, Tax-Free Fund and the California, New Jersey and New York municipal money market funds each may temporarily invest in other types of municipal securities or may invest in money market instruments that pay taxable interest. These investments may not be consistent with achieving a fund's investment objective during the periods that they are held.

MANAGING YOUR FUND ACCOUNT

BUYING SHARES

Introduction. You must be a client of UBS Financial Services Inc. or a client of a UBS Financial Services Inc. correspondent firm to purchase fund shares. Shares of the funds are available primarily through the UBS Financial Services Inc. Resource Management Account'r' (RMA'r') Program, the UBS Financial Services Inc. Business Services Account BSA'r' Program and certain UBS Financial Services Inc. advisory programs.

The RMA and Business Services Account BSA programs are more fully described in separate materials your Financial Advisor can provide you. Not all correspondent firms have arrangements with UBS Financial Services Inc. to make fund shares available to their customers.

Upcoming Program Changes. UBS Financial Services Inc. will be implementing changes to the RMA and Business Services Account BSA programs later this year. These changes are expected to become effective on or after September 8, 2003. (Your Financial Advisor will be able to provide you with more information on the timing of the changes as that date approaches.) These changes will limit the ability of many investors to purchase shares of Money Market Portfolio and U.S. Government Portfolio. Instead, UBS Financial Services Inc. will make bank deposit accounts available to affected investors. Investors who are eligible to participate in the new account sweep arrangements are referred to as 'eligible participants' below to distinguish them from other investors in the funds. A more detailed explanation of who is an eligible investor appears below.

When the changes take effect, UBS Financial Services Inc. brokerage accounts of eligible participants will automatically default to the new Deposit Account Sweep Program. This means that free cash balances of eligible participants will be automatically deposited in bank deposit accounts, not Money Market Portfolio or U.S. Government Portfolio. This will occur without dollar limit, if no cap is selected by the investor. If a cap is selected, available balances in excess of such limit will be automatically invested in the fund previously

--------------------------------------------------------------------------------
UBS Global Asset Management                                                  23

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selected by the eligible participant (either Money Market Portfolio or U.S. Government Portfolio). New clients setting a cap on amounts invested pursuant to the Deposit Account Sweep Program will need to select a secondary sweep option. UBS Financial Services Inc. will require a threshold (e.g., $100,000 for individual ownership and $200,000 for joint ownership accounts) before redirection of balances to the funds. After a cap is reached, uninvested cash will be invested as if the investor were a 'non-eligible participant.' Certain limitations apply. For more information, please contact your Financial Advisor at UBS Financial Services Inc. or correspondent firm.

Sweep arrangements are not changing for investors who have selected a municipal money market fund (i.e., Tax-Free Fund, California Municipal Money Fund, New Jersey Municipal Money Fund or New York Municipal Money Fund) as their primary sweep option. Eligible participants who do not wish to take part in the new Deposit Account Sweep Program should consider switching their primary sweep fund to a municipal money market fund.

If you would like to switch your primary sweep fund, or to place a limit on the amount of available cash that defaults to the Deposit Account Sweep Program, contact your Financial Advisor.

Selecting Your Sweep Option. UBS Financial Services Inc. requires a client to select a sweep option as part of their account application process. You may have only one primary sweep option at any time. To change your primary sweep option or purchase shares of another fund, contact your Financial Advisor. As noted above, on or after September 8, 2003, brokerage accounts eligible to participate in the new Deposit Account Sweep Program will automatically default to bank deposit accounts as their primary sweep option. Non-eligible participants continue having the option of selecting from the available list of funds.

Background Information. Your order to purchase a fund's shares will be effective on the business day on which federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund's custodian and the New York City offices of UBS Financial Services Inc. and its bank are all open for business.

Each fund (other than Money Market Portfolio) has adopted a plan under rule 12b-1 under which the fund pays fees for services provided to its shareholders at the annual rate of 0.125% of its average net assets (0.12% for New Jersey Municipal Money Fund).

The funds, UBS Global AM and UBS Financial Services Inc. reserve the right to reject a purchase order or suspend the offering of fund shares.

BUYING SHARES AUTOMATICALLY

All free cash credit balances (that is, immediately available funds) of over $1.00 in the RMA or Business Services Account BSA brokerage account (including proceeds from

--------------------------------------------------------------------------------
24                                                  UBS Global Asset Management

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securities you have sold) are automatically invested in your primary sweep option on a daily basis for settlement the next business day, when federal funds normally are available. Federal funds availability can sometimes take longer for cash balances arising from the sale of securities in your brokerage account.

Fund shares will be purchased only after all debits and charges to your RMA or Business Services Account BSA brokerage account are satisfied. See 'Selling Shares Automatically' below.

Prior to the effective date of the sweep changes, eligible participants opening accounts and selecting either Money Market Portfolio or U.S. Government Portfolio as their primary sweep option will sweep into the selected funds as described above until the effective date. After the effective date, UBS Financial Services Inc. brokerage accounts will automatically default to the new Deposit Account Sweep Program as noted above.

BUYING SHARES BY CHECK OR ELECTRONIC FUNDS TRANSFER CREDIT

RMA and Business Services Account BSA participants may purchase shares of, as applicable, their primary sweep money fund or another fund by placing an order with their Financial Advisor and providing a check from a US bank. You should include your UBS Financial Services Inc. account number on the check. Only non-eligible participants (and eligible participants who are purchasing fund shares in excess of a cap on investments in the Deposit Account Sweep Program) will be able to buy shares by check or electronic funds transfer credit after the effective date of the program changes.

Federal funds are deemed available to a fund two business days after the deposit of a personal check or an Electronic Funds Transfer credit initiated by UBS Financial Services Inc. and one business day after deposit of a cashier's or certified check. UBS Financial Services Inc. may benefit from the temporary use of the proceeds of personal checks and Electronic Funds Transfer credits if they are converted to federal funds in less than two business days.

BUYING SHARES BY WIRE

You may purchase fund shares by placing an order through your Financial Advisor and instructing your bank to transfer federal funds by wire to:

  UBS AG
  ABA 026007993
  UBS Financial Services Inc. -- RMA
  A/C 101WA258640000
  [Account Name]/[Brokerage Account Number]

The wire must include your name and RMA or Business Services Account BSA brokerage account number. Only non-eligible participants (and eligible participants who are purchasing fund shares in excess of a cap on investments in the Deposit Account Sweep Program) will be able to buy shares by wire after the effective date of the program changes.

If UBS Financial Services Inc. receives a notice from your bank of a wire transfer of federal funds for a purchase of fund shares by 12:00 noon, Eastern time, UBS Financial Services Inc.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                  25

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will execute the purchase on that day. Otherwise, UBS Financial Services Inc. will execute the order on the next business day. UBS Financial Services Inc. and/or your bank may impose a service charge for wire transfers.

MINIMUM INVESTMENTS

The funds have no minimum for initial investments or to add to an account, but reserve the right to establish minimum investment requirements at any time.

SELLING SHARES

You may sell your shares by contacting your Financial Advisor in person or by telephone or mail. You may also use the check-writing service to sell your shares. You may not close your account by check.

SELLING SHARES AUTOMATICALLY

Subject to the terms of the Master Account Agreement governing your RMA or Business Services Account BSA or advisory program brokerage account, your fund shares will be sold automatically to settle any outstanding securities purchases, charges or other debits to your UBS Financial Services Inc. brokerage account, unless you instruct your Financial Advisor otherwise.

If you are not participating in the Deposit Account Sweep Program, shares of your primary money fund are always sold first (or if you do not specify which fund's shares are to be sold). If applicable, shares in the other money funds will be sold, if necessary, in the following order: first, Money Market Portfolio; second, U.S. Government Portfolio; third, Tax-Free Fund; and fourth, California Municipal Money Fund, New Jersey Municipal Money Fund or New York Municipal Money Fund. If you sell all your shares in a fund, you will receive cash credits to your RMA or Business Services Account BSA brokerage account for dividends earned on those shares prior to the sale date.

If you become a participant in the Deposit Account Sweep Program and also own shares of one or more funds, amounts to settle any outstanding securities purchases, charges or debits to your UBS Financial Services Inc. brokerage account will come from the following sources in the order indicated: first, proceeds from the sale of shares of Money Market Portfolio; second, proceeds from the sale of shares of U.S. Government Portfolio; third, Deposit Account Sweep Program balances; fourth, proceeds from the sale of shares of Tax-Free Fund; and fifth, proceeds from the sale of shares of California Municipal Money Fund, New Jersey Municipal Money Fund or New York Municipal Money Fund.

Subject to the terms of the RMA, Business Services Account BSA and advisory programs, UBS Financial Services Inc. will sell fund shares automatically to satisfy outstanding debits and charges in your brokerage account. Debits include amounts due UBS Financial Services Inc. on settlement date for securities purchases, margin loans, UBS Financial Services Inc. checks, federal funds wires arranged by UBS Financial Services Inc. and related fees. Charges include RMA and Business Services Account BSA checks, MasterCard'r' purchases, cash advances, Bill Payment Service payments and Automated

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Clearing House transfers, including Electronic Funds Transfer Debits. Shares are sold to cover debits on the day the debit is generated. Shares are sold automatically to cover RMA and Business Services Account BSA checks and MasterCard cash advances on the day they are paid. Shares are sold automatically to cover MasterCard purchases at the end of the MasterCard monthly billing period. Shares are sold to pay for securities purchases on settlement date.

More Information Regarding 'Eligible Participants.' Eligible participants are individuals, sole proprietors and governmental entities. Custodial accounts are also Eligible Participants if each beneficiary is an Eligible Participant. 'Eligible Participants' does not include participants that are: (a) organized or operated to make a profit such as corporations, partnerships, associations, business trusts or other organizations, (b) nonprofit organizations, including organizations described in Sections 501(c)(3) through (13) and (19) of the Internal Revenue Code of 1986, as amended, (c) trusts or estates, (d) enrolled in UBS Financial Services Inc. Investment Consulting Services programs (other than InsightOneSM and Employee Self-Directed Accounts) or Private Wealth SolutionsSM, (e) not resident in the United States or (f) retirement plans qualified under Section 401(a) or Section 403(b)(7) of the Internal Revenue Code of 1986, as amended, or under any other employee retirement or welfare plan subject to the Employee Retirement Income Security Act of 1974, as amended ('ERISA').

ADDITIONAL INFORMATION

It costs the fund money to maintain shareholder accounts. Therefore, each fund reserves the right to repurchase all shares in any account that has a net asset value of less than $500. If a fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. This notice may appear on your account statement.

If you want to sell shares that you purchased recently, a fund may delay payment to assure that it has received good payment. If you purchased shares by check, this can take up to 15 days.

UBS Financial Services Inc. has the right to terminate your RMA or Business Services Account BSA brokerage account for any reason. In that case, UBS Financial Services Inc. will sell all of the fund shares held in the RMA or Business Services Account BSA brokerage account and will send you the proceeds within three business days.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with

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UBS Global Asset Management                                                  27

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the net asset value next calculated after the determination has been made to close the account.

You will receive confirmation of your purchases and sales of fund shares on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

PRICING AND VALUATION

The price of fund shares is based on net asset value. The net asset value per share is the total value of a fund divided by the total number of shares outstanding. In determining net asset value, each fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. Each fund's net asset value per share is expected to be $1.00, although this value is not guaranteed.

Each fund typically calculates net asset value per share once each business day at 12:00 noon, Eastern time. Your price for buying or selling shares will be the net asset value that is next calculated after the fund accepts your order.

Your Financial Advisor is responsible for making sure that your order is promptly sent to the fund when shares are purchased other than through the automatic program described above.

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MANAGEMENT

INVESTMENT ADVISOR AND SUB-ADVISOR

UBS Financial Services Inc. is the investment advisor and administrator of each fund. UBS Financial Services Inc. is a Delaware corporation located at 1285 Avenue of the Americas, New York, New York 10019-6028. UBS Global Asset Management (US) Inc. ('UBS Global AM') is each fund's principal underwriter, sub-advisor and sub-administrator. UBS Global AM is a Delaware corporation located at 51 West 52nd Street, New York, New York 10019-6114. UBS Financial Services Inc. and UBS Global AM are investment advisers registered with the US Securities and Exchange Commission. UBS Financial Services Inc. and
UBS Global AM are indirect, wholly owned subsidiaries of UBS AG ('UBS'). As of June 30, 2003, UBS Global AM had approximately $70.5 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $415.2 billion in assets under management as of June 30, 2003. UBS is an internationally diversified organization headquartered in Zurich, Switzerland with operations in many areas of the financial services industry.

ADVISORY FEES

The funds paid advisory and administration fees to UBS Financial Services Inc. for the fiscal year ended June 30, 2003 at the following effective annual rates based on average daily net assets:

Money Market Portfolio.............  0.50%
U.S. Government Portfolio..........  0.39%
Tax-Free Fund......................  0.41%
California Municipal Money Fund....  0.46%
New Jersey Municipal Money Fund....  0.50%
New York Municipal Money Fund......  0.47%

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UBS Global Asset Management                                                  29

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DIVIDENDS AND TAXES

DIVIDENDS

Each fund declares dividends daily and pays them monthly. Each fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. Each fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

You will receive dividends in additional shares of a fund unless you elect to receive them in cash. Contact your Financial Advisor at UBS Financial Services Inc. or one of its correspondent firms if you prefer to receive dividends in cash. Shares earn dividends on the day they are purchased but not on the day they are sold.

TAXES

The dividends that you receive from Money Market Portfolio and U.S. Government Portfolio generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash and are expected to be taxed as ordinary income. Such dividends are not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax before distributions are made to you from the account or plan.

The exemption from federal and/or certain state taxes for dividends paid by the municipal money funds will not benefit investors in tax-sheltered retirement plans or other entities or individuals not subject to such federal or state taxes. Further, distributions by tax-sheltered retirement plans are generally taxable even if earnings are derived from tax exempt dividends. As a result, the municipal funds are generally not an appropriate investment for tax sheltered retirement plans.

Some states and localities do not tax dividends that are attributable to interest on US Treasury securities and certain other government securities under certain circumstances.

The dividends that you receive from Tax-Free Fund, California Municipal Money Fund, New York Municipal Money Fund and New Jersey Municipal Money Fund generally are not subject to federal income tax.

In addition, California Municipal Money Fund seeks to pay dividends that are exempt from California personal income tax, New Jersey Municipal Money Fund seeks to pay dividends that are exempt from New Jersey personal income tax, and New York Municipal Money Fund seeks to pay dividends that are exempt from New York State and New York City personal income taxes.

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Each fund will tell you annually how you should treat its dividends for tax purposes. If you are subject to alternative minimum tax, a portion of the dividends paid by a fund may be included in computing such tax.

You will not recognize any gain or loss on the sale of a fund's shares so long as the fund maintains a share price of $1.00.

Each fund may be required to withhold a 28% federal tax on all dividends payable to you if you fail to provide the fund or UBS Financial Services Inc. with your correct taxpayer identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding.

Distributions to non-residents will also generally be subject to a 28% withholding tax.

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UBS Global Asset Management                                                  31

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FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the funds' financial performance for the past 5 years. Certain information reflects financial results for a single fund share. In the tables, 'total investment return' represents the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions).

The information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, are included in the funds' annual report to shareholders. You may obtain the funds' annual report without charge by calling 1-800-762 1000.

                                                              MONEY MARKET PORTFOLIO
                                         -------------------------------------------------------------------
                                                            FOR THE YEARS ENDED JUNE 30,
                                         -------------------------------------------------------------------
                                            2003          2002          2001          2000          1999
                                            ----          ----          ----          ----          ----
Net asset value, beginning of year.....  $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                         -----------   -----------   -----------   -----------   -----------
Net investment income..................        0.010         0.022         0.055         0.052         0.046
Dividends from net investment income...       (0.010)       (0.022)       (0.055)       (0.052)       (0.046)
                                         -----------   -----------   -----------   -----------   -----------
Net asset value, end of year...........  $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                         -----------   -----------   -----------   -----------   -----------
                                         -----------   -----------   -----------   -----------   -----------
Total investment return(1).............         1.02%         2.25%         5.61%         5.29%         4.76%
                                         -----------   -----------   -----------   -----------   -----------
                                         -----------   -----------   -----------   -----------   -----------
Ratios/Supplemental Data:
Net assets, end of year (000's)........  $21,832,875   $22,768,982   $22,609,036   $15,821,189   $13,446,140
Expenses to average net assets.........         0.61%         0.60%         0.59%         0.59%         0.59%
Net investment income to average net
 assets................................         1.02%         2.21%         5.42%         5.19%         4.64%

---------
1 Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the dividend payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

                                                                U.S. GOVERNMENT PORTFOLIO
                                              --------------------------------------------------------------
                                                               FOR THE YEARS ENDED JUNE 30,
                                              --------------------------------------------------------------
                                                 2003         2002         2001         2000         1999
                                                 ----         ----         ----         ----         ----
Net asset value, beginning of year..........  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                              ----------   ----------   ----------   ----------   ----------
Net investment income.......................       0.010        0.021        0.052        0.048        0.044
Dividends from net investment income........      (0.010)      (0.021)      (0.052)      (0.048)      (0.044)
                                              ----------   ----------   ----------   ----------   ----------
Net asset value, end of year................  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                              ----------   ----------   ----------   ----------   ----------
                                              ----------   ----------   ----------   ----------   ----------
Total investment return(1)..................        1.00%        2.12%        5.31%        4.88%        4.45%
                                              ----------   ----------   ----------   ----------   ----------
                                              ----------   ----------   ----------   ----------   ----------
Ratios/Supplemental Data:
Net assets, end of year (000's).............  $2,510,453   $2,356,829   $2,000,303   $1,670,845   $1,354,594
Expenses to average net assets..............        0.56%        0.57%        0.57%        0.59%        0.60%
Net investment income to average net
 assets.....................................        1.00%        2.06%        5.15%        4.81%        4.35%

---------
1 Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the dividend payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

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32                                                  UBS Global Asset Management

UBS RMA FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                      TAX-FREE FUND
                                              --------------------------------------------------------------
                                                               FOR THE YEARS ENDED JUNE 30,
                                              --------------------------------------------------------------
                                                 2003         2002         2001         2000         1999
                                                 ----         ----         ----         ----         ----
Net asset value, beginning of year..........  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                              ----------   ----------   ----------   ----------   ----------
Net investment income.......................       0.007        0.012        0.032        0.031        0.026
Dividends from net investment income........      (0.007)      (0.012)      (0.032)      (0.031)      (0.026)
                                              ----------   ----------   ----------   ----------   ----------
Net asset value, end of year................  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                              ----------   ----------   ----------   ----------   ----------
                                              ----------   ----------   ----------   ----------   ----------
Total investment return(1)..................        0.67%        1.24%        3.28%        3.10%        2.67%
                                              ----------   ----------   ----------   ----------   ----------
                                              ----------   ----------   ----------   ----------   ----------
Ratios/Supplemental Data:
Net assets, end of year (000's).............  $3,238,850   $3,255,520   $3,286,150   $2,593,878   $2,424,938
Expenses to average net assets..............        0.63%        0.60%        0.59%        0.60%        0.59%
Net investment income to average net
 assets.....................................        0.67%        1.23%        3.20%        3.06%        2.63%

---------
1 Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the dividend payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

                                                                 CALIFORNIA MUNICIPAL MONEY FUND
                                                       ----------------------------------------------------
                                                                   FOR THE YEARS ENDED JUNE 30,
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                         ----       ----       ----       ----       ----
Net asset value, beginning of year...................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                       --------   --------   --------   --------   --------
Net investment income................................     0.006      0.011      0.027      0.026      0.023
Dividends from net investment income.................    (0.006)    (0.011)    (0.027)    (0.026)    (0.023)
                                                       --------   --------   --------   --------   --------
Net asset value, end of year.........................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                       --------   --------   --------   --------   --------
                                                       --------   --------   --------   --------   --------
Total investment return(1)...........................      0.60%      1.10%      2.75%      2.59%      2.31%
                                                       --------   --------   --------   --------   --------
                                                       --------   --------   --------   --------   --------
Ratios/Supplemental Data:
Net assets, end of year (000's)......................  $767,006   $753,664   $759,961   $626,424   $575,296
Expenses to average net assets.......................      0.66%      0.65%      0.66%      0.65%      0.67%
Net investment income to average net assets..........      0.60%      1.09%      2.70%      2.56%      2.28%

---------
1 Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the dividend payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

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UBS Global Asset Management                                                   33

UBS RMA FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                                                         NEW JERSEY MUNICIPAL MONEY FUND
                                                          --------------------------------------------------------------
                                                                           FOR THE YEARS ENDED JUNE 30,
                                                          --------------------------------------------------------------
                                                            2003          2002          2001         2000         1999
                                                            ----          ----          ----         ----         ----
Net asset value, beginning of year......................  $   1.00      $   1.00      $   1.00      $  1.00      $  1.00
                                                          --------      --------      --------      -------      -------
Net investment income...................................     0.005         0.010         0.028        0.027        0.022
Dividends from net investment income....................    (0.005)       (0.010)       (0.028)      (0.027)      (0.022)
                                                          --------      --------      --------      -------      -------
Net asset value, end of year............................  $   1.00      $   1.00      $   1.00      $  1.00      $  1.00
                                                          --------      --------      --------      -------      -------
                                                          --------      --------      --------      -------      -------
Total investment return(1)................................    0.51%         0.97%         2.86%        2.72%        2.21%
                                                          --------      --------      --------      -------      -------
                                                          --------      --------      --------      -------      -------
Ratios/Supplemental Data:
Net assets, end of year (000's).........................  $161,854      $128,500      $102,162      $93,276      $62,972
Expenses to average net assets..........................      0.73%         0.77%         0.79%        0.78%        0.89%
Net investment income to average net assets.............      0.50%         0.94%         2.77%        2.69%        2.18%

---------
1 Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the dividend payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

                                                                         NEW YORK MUNICIPAL MONEY FUND
                                                        ----------------------------------------------------------------
                                                                          FOR THE YEARS ENDED JUNE 30,
                                                        ----------------------------------------------------------------
                                                          2003          2002          2001          2000          1999
                                                          ----          ----          ----          ----          ----
Net asset value, beginning of year................      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                        --------      --------      --------      --------      --------
Net investment income.............................         0.006         0.011         0.030         0.029         0.025
Dividends from net investment income..............        (0.006)       (0.011)       (0.030)       (0.029)       (0.025)
                                                        --------      --------      --------      --------      --------
Net asset value, end of year......................      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                        --------      --------      --------      --------      --------
                                                        --------      --------      --------      --------      --------
Total investment return(1)..........................        0.62%         1.08%         3.04%         2.93%         2.50%
                                                        --------      --------      --------      --------      --------
                                                        --------      --------      --------      --------      --------
Ratios/Supplemental Data:
Net assets, end of year (000's)...................      $588,851      $559,341      $574,490      $437,253      $372,880
Expenses to average net assets....................          0.67%         0.68%         0.69%         0.67%         0.65%
Net investment income to average net assets.......          0.62%         1.07%         2.95%         2.90%         2.46%

---------
1 Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the dividend payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

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34                                                   UBS Global Asset Management

If you want more information about a fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about a fund's investments is available in the fund's annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.

You may discuss your questions about a fund by contacting your Financial Advisor. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the fund directly at 1-800-762 1000.

You may review and copy information about a fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942 8090. You may get copies of reports and other information about a fund:

  For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

  Free from the EDGAR Database on the SEC's Internet website at:
  http://www.sec.gov

UBS RMA Money Fund Inc.
 -- Money Market Portfolio
 -- U.S. Government Portfolio
Investment Company Act File No. 811-3503

UBS RMA Tax-Free Fund Inc.
Investment Company Act File No. 811-3504

UBS Managed Municipal Trust
 -- RMA California Municipal Money Fund
 -- RMA New York Municipal Money Fund
Investment Company Act File No. 811-3946

UBS Municipal Money Market Series
 -- RMA New Jersey Municipal Money Fund
Investment Company Act File No. 811-6173

'c' 2003 UBS Financial Services Inc. All rights reserved.

[UBS GLOBAL ASSET MANAGEMENT LOGO]


  UBS RMA

  MONEY MARKET PORTFOLIO
  U.S. GOVERNMENT PORTFOLIO
  TAX-FREE FUND
  CALIFORNIA MUNICIPAL MONEY FUND
  NEW JERSEY MUNICIPAL MONEY FUND
  NEW YORK MUNICIPAL MONEY FUND

  PROSPECTUS

  August 29, 2003


                          STATEMENT OF DIFFERENCES
                          ------------------------

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